Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and income:
Net trading income from equities, commodities and currencies		$ 399,362	$ 328,706	$ 305,850
Revenue from cryptoassets		12,975,078	12,147,329	3,431,274
Net trading income (loss) from cryptoassets derivatives		124,032	(130,729)	(63,105)
Net interest income from users		213,415	197,178	157,239
Currency conversion and other income		95,978	81,415	44,256
Other interest income		30,067	16,654	10,104
Total revenue and income		13,837,932	12,640,553	3,885,618
Costs:
Cost of revenue from cryptoassets		12,932,009	11,816,192	3,303,910
Margin interest expense		37,536	36,660	25,280
Research and development		151,247	131,071	128,950
Selling and marketing		208,671	178,365	149,362
General, administrative and operating costs		243,636	228,004	246,495
Finance and other expense, net		11,432	4,642	3,889
Total costs		13,584,531	12,394,934	3,857,886
Income before taxes on income		253,401	245,619	27,732
Taxes on income		37,705	53,238	12,473
Net income		215,696	192,381	15,259
Items that may be reclassified subsequently to profit or loss:
Cash flow hedges, net of tax		3,573	1,868
Other comprehensive income for the year, net of tax		3,573	1,868
Total comprehensive income		$ 219,269	$ 194,249	$ 15,259
Basic net income per share (in Dollars per share)		$ 2.58	$ 2.55	$ 0.21
Diluted net income per share (in Dollars per share)		$ 2.27	$ 2.26	$ 0.18
Weighted-average shares of common shares used to compute net income per share attributable to common shareholders: (*)
Basic (in Shares)	[1]	83,503,592	75,595,967	73,727,979
Diluted (in Shares)	[1]	95,129,729	85,297,910	82,818,507

[1]	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A)